UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2003


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  August 5, 2003


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    26
Form 13F information Table Value Total:    $98,810

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airborne, Inc.                 COM              009269101     4179   199935 SH       SOLE                   199935
Ashanti Goldfields Company Ltd GLOB DEP RCTP    043743202     2552   320210 SH       SOLE                   320210
CNA Surety Corporation         COM              12612L108     2221   225465 SH       SOLE                   225465
Cablevision Systems New York G COM              12686c109     1146    55187 SH       SOLE                    55187
Charter Communications, Inc.   CL A             16117m107     1082   290180 SH       SOLE                   290180
Clayton Homes                  COM              184190106     6367   507345 SH       SOLE                   507345
Colorado MEDtech, Inc.         COM              19652u104     2757   586650 SH       SOLE                   586650
Computer Horizons Corp.        COM              205908106     4075   897675 SH       SOLE                   897675
Comshare, Incorporated         COM              205912108      483   106200 SH       SOLE                   106200
Concord EFS, Inc.              COM              206197105     5786   393055 SH       SOLE                   393055
Enzon Pharmaceuticals, Inc.    COM              293904108     4225   336640 SH       SOLE                   336640
FloridaFirst Bancorp, Inc.     COM              343258109     2133    88880 SH       SOLE                    88880
Genesis Microchip Incorporated COM              37184c103     4746   350515 SH       SOLE                   350515
Hispanic Broadcasting Corporat CL A             43357b104     9570   376045 SH       SOLE                   376045
Hughes Electronics - GM class  CL H NEW         370442832     8400   655705 SH       SOLE                   655705
Insignia Financial Group, Inc. COM              45767a105     2094   188500 SH       SOLE                   188500
Mid-Atlantic Realty Trust      COM              595232109     3606   172200 SH       SOLE                   172200
PeopleSoft, Inc.               COM              712713106     5494   312880 SH       SOLE                   312880
Petroleum Geo-Services ASA (PG SPONSORED ADR    716597109      425   697513 SH       SOLE                   697513
Playtex Products, Inc.         COM              72813p100     2073   322915 SH       SOLE                   322915
Quintiles Transnational Corp.  COM              748767100     9038   637860 SH       SOLE                   637860
RFS Hotel Investors, Inc.      COM              74955j108     1625   131900 SH       SOLE                   131900
Ribapharm Inc.                 COM              762537108      378    58665 SH       SOLE                    58665
Royal Caribbean Cruises Ltd.   COM              V7780T103     7381   318695 SH       SOLE                   318695
Tyco International Ltd.        COM              902124106     2802   147635 SH       SOLE                   147635
Veridian Corporation           COM              92342r203     4169   119500 SH       SOLE                   119500